Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
2025 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table describes the executive compensation for our Chief Executive Officer, who is our Principal Executive Officer (“PEO”), the other NEOs, and the Company’s performance for our five most recently completed fiscal years.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Net Sales ($)(7)
2025	$12,513,498	$5,498,850	$2,763,398	($166,915)	$42.91	$80.17	$139.14	$1,102.02
2024	$2,266,662	$9,693,359	$2,078,841	$4,927,612	$104.31	$92.94	$46.93	$975.18
2023	$1,613,885	$6,529,454	$1,025,996	$2,954,160	$61.10	$104.10	($33.61)	$766.90
2022	$914,920	($2,714,943)	$980,228	($398,985)	$37.16	$81.03	($59.49)	$595.34
2021	$765,040	($7,070,793)	$522,686	($3,320,911)	$67.10	$99.44	($29.70)	$425.49

(1)
During all five reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

Adjustments	2025
SCT Total	$12,513,498
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$11,599,846
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,585,198
Compensation Actually Paid	$5,498,850

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for each year are as follows:

a.	2025: Mr. Morris, Mr. Cunfer, Ms. Machaba, Ms. Baty, and Mr. Garcia;
b.	2024: Mr. Morris, Mr. Cunfer, Ms. Machaba, and Ms. Baty;
c.	2023: Mr. Morris, Mr. Cunfer, Ms. Machaba, and Mr. Walsh;
d.	2022: Mr. Morris, Mr. Cunfer, Ms. Machaba, Mr. Walsh, Mr. Kassar, and Ms. Pomerantz;
e.	2021: Mr. Morris, Ms. Pomerantz, Mr. Weise, and Mr. Walsh.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

Adjustments	2025
SCT Total	$2,763,398
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$2,229,420
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$901,432
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($753,211)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($183,298)
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$665,816
Compensation Actually Paid	($166,915)

(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands, Inc., Beyond Meat, Inc., Celsius Holdings, Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son, Inc., the Marzetti Company, Lifecore Biomedical, Inc., Medifast, Inc., Nature’s Sunshine Products, Inc., PetIQ, Inc., SunOpta, Inc., the Simply Good Foods Company, Utz Brands, Inc., Vital Farms, Inc., and YETI Holdings, Inc. PetIQ, Inc. was delisted as of October 25th, 2024 and is excluded from 2025 peer group total shareholder return calculations.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)	This column represents our “Company-Selected Measure.”

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
During all five reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for each year are as follows:

a.	2025: Mr. Morris, Mr. Cunfer, Ms. Machaba, Ms. Baty, and Mr. Garcia;
b.	2024: Mr. Morris, Mr. Cunfer, Ms. Machaba, and Ms. Baty;
c.	2023: Mr. Morris, Mr. Cunfer, Ms. Machaba, and Mr. Walsh;
d.	2022: Mr. Morris, Mr. Cunfer, Ms. Machaba, Mr. Walsh, Mr. Kassar, and Ms. Pomerantz;
e.	2021: Mr. Morris, Ms. Pomerantz, Mr. Weise, and Mr. Walsh.

Peer Group Issuers, Footnote
(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands, Inc., Beyond Meat, Inc., Celsius Holdings, Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son, Inc., the Marzetti Company, Lifecore Biomedical, Inc., Medifast, Inc., Nature’s Sunshine Products, Inc., PetIQ, Inc., SunOpta, Inc., the Simply Good Foods Company, Utz Brands, Inc., Vital Farms, Inc., and YETI Holdings, Inc. PetIQ, Inc. was delisted as of October 25th, 2024 and is excluded from 2025 peer group total shareholder return calculations.

Changed Peer Group, Footnote
(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands, Inc., Beyond Meat, Inc., Celsius Holdings, Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son, Inc., the Marzetti Company, Lifecore Biomedical, Inc., Medifast, Inc., Nature’s Sunshine Products, Inc., PetIQ, Inc., SunOpta, Inc., the Simply Good Foods Company, Utz Brands, Inc., Vital Farms, Inc., and YETI Holdings, Inc. PetIQ, Inc. was delisted as of October 25th, 2024 and is excluded from 2025 peer group total shareholder return calculations.

PEO Total Compensation Amount	$ 12,513,498	$ 2,266,662	$ 1,613,885	$ 914,920	$ 765,040
PEO Actually Paid Compensation Amount	$ 5,498,850	9,693,359	6,529,454	(2,714,943)	(7,070,793)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

Adjustments	2025
SCT Total	$12,513,498
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$11,599,846
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,585,198
Compensation Actually Paid	$5,498,850

Non-PEO NEO Average Total Compensation Amount	$ 2,763,398	2,078,841	1,025,996	980,228	522,686
Non-PEO NEO Average Compensation Actually Paid Amount	$ (166,915)	4,927,612	2,954,160	(398,985)	(3,320,911)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

Adjustments	2025
SCT Total	$2,763,398
– Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$2,229,420
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$901,432
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($753,211)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($183,298)
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$665,816
Compensation Actually Paid	($166,915)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and
Total Shareholder Return
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the five most recently completed fiscal years and the peer group’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average CAP to our non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and
Net Income (Loss)
The following chart sets forth the relationship between compensation actually to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Income (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and
Net Sales
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Sales during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and
Total Shareholder Return
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the five most recently completed fiscal years and the peer group’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average CAP to our non-PEO NEOs.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following lists alphabetically the measures that are most important in linking CAP to Company performance during 2025.
(1)	Adjusted EBITDA before bonus accrual
(2)	Adjusted EBITDA Margin
(3)	Net Sales

Total Shareholder Return Amount	$ 42.91	104.31	61.1	37.16	67.1
Peer Group Total Shareholder Return Amount	80.17	92.94	104.1	81.03	99.44
Net Income (Loss)	$ 139,140,000	$ 46,930,000	$ (33,610,000)	$ (59,490,000)	$ (29,700,000)
Company Selected Measure Amount	1,102,020,000.00	975,180,000	766,900,000	595,340,000	425,490,000
PEO Name	Mr. Cyr	Mr. Cyr	Mr. Cyr	Mr. Cyr	Mr. Cyr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA before bonus accrual
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,599,846)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,585,198
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,229,420)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,432
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(753,211)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,298)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (665,816)